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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-22014


                   	  Pioneer Diversified High Income Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  April 30

Date of reporting period:  January 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

                    Pioneer Diversified High Income Trust
                    SCHEDULE OF INVESTMENTS 1/31/09 (unaudited)

     Principal
     Amount
     USD ($)                                                            Value
                    ASSET BACKED SECURITIES - 4.7% of Net Assets
                    Consumer Services - 0.3%
                    Restaurants - 0.3%
     500,000        DB Master Finance LLC, 8.285%, 6/20/31 (144A)   $ 301,915
                    Total Consumer Services                         $ 301,915

                    Banks - 3.6%
                    Thrifts & Mortgage Finance - 3.6%
     246,741  (a)   Ace Securities Corp., 0.989%, 12/25/34          $ 138,554
     1,113,748(a)   Bayview Financial Acquisition Trust, 0.799%, 8/28 988,083
     1,718,670(a)   Bayview Financial Acquisition Trust, 1.039%, 5/281,323,823
     200,000  (a)   Carrington Mortgage Loan Trust, 0.489%, 10/25/36  170,007
     699,000  (a)   Carrington Mortgage Loan Trust, 0.589%, 2/25/37   429,801
     196,810  (a)   Countrywide Asset-Backed Certificates, 0.569%, 7/ 151,227
     97,621   (a)   First Franklin Mortgage Loan Asset-Backed Certifi  73,904
     354,279  (a)   Lehman XS Trust, 0.509%, 8/25/36                  154,438
     787,300  (a)   Lehman XS Trust, 0.739%, 12/25/35                 239,001
     231,844  (a)   Option One Mortgage Loan Trust, 0.489%, 7/25/36   203,938
     185,515  (a)   Residential Asset Mortgage Products, Inc., 0.589% 131,415
                    Total Banks                                     $4,004,191

                    Diversified Financials - 0.8%
                    Other Diversified Financial Services - 0.2%
     410,000  (a)   Bear Stearns Asset Backed Securities Trust, 1.06$ 242,225

                    Investment Banking & Brokerage - 0.6%
     250,000  (a)   GSAMP Trust, 0.519%, 1/25/37                    $ 190,275
     196,238  (a)   GSAMP Trust, 0.819%, 3/25/35                      180,772
     338,427  (a)   Option One Mortgage Loan Trust, 0.479%, 5/25/37   303,445
                                                                    $ 674,492
                    Total Diversified Financials                    $ 916,717
                    TOTAL ASSET BACKED SECURITIES                   $5,222,823
                    (Cost $6,355,398)

                    COLLATERALIZED MORTGAGE OBLIGATIONS - 2.4% of Net Assets
                    Banks - 1.9%
                    Thrifts & Mortgage Finance - 1.9%
     500,000  (a)   Adjustable Rate Mortgage Trust, 0.779%, 6/25/35 $ 194,063
     2,904    (a)   Banc of America Funding Corp., 0.579%, 4/20/35     2,817
     290,231  (a)   Countrywide Home Loans, 0.739%, 3/25/35           101,339
     488,802  (a)   Downey Savings and Loan Association Mortgage Loan 195,521
     1,408,800(a)   Impac CMB Trust, 1.149%, 1/25/35                  839,360
     797,572  (a)   Luminent Mortgage Trust, 0.649%, 7/25/36          125,822
     471,731  (a)   WaMu Mortgage Pass-Through Certificates, 0.619%,  223,701
     1,570,599(a)   WaMu Mortgage Pass-Through Certificates, 0.869%,  376,494
                    Total Banks                                     $2,059,117

                    Diversified Financials - 0.5%
                    Other Diversified Financial Services - 0.5%
     710,984  (a)   Downey Savings and Loan Association Mortgage Loa$ 292,856
     324,808  (a)   Impac Secured Assets CMN Owner Trust, 0.479%, 11/ 286,130
                    Total Diversified Financials                    $ 578,986
                    TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                    (Cost $4,256,113)                               $2,638,103

                    CORPORATE BONDS & NOTES - 80.5% of Net Assets
                    Energy - 5.4%
                    Oil & Gas Drilling - 0.2%
 NOK 1,500,000      Petrolia Drilling ASA, 12.0%, 6/20/12 (144A)    $  75,962
 NOK 3,000,000      Petromena AS, 9.75%, 5/24/12 (144A)               130,221
                                                                    $ 206,183
                    Oil & Gas Equipment & Services - 1.2%
     300,000        Nexus 1 Pte, Ltd., 10.5%, 3/7/12 (144A)         $ 150,000
     1,120,000      Oceanografia SA de CV, 11.25%, 7/15/15 (144A)     537,600
     700,000  (a)   Sevan Marine ASA, 5.525%, 5/14/13 (144A)          329,000
 NOK 3,000,000(a)   Sevan Marine ASA, 9.09%, 10/24/12 (144A)          260,441
     300,000        Skeie Drilling & Production ASA, 11.25%, 3/8/13 (  84,000
                                                                    $1,361,041
                    Integrated Oil & Gas - 0.2%
     600,000        Tristan Oil, Ltd., 10.5%, 1/1/12 (144A)         $ 174,000

                    Oil & Gas Exploration & Production - 3.2%
     125,000        Chesapeake Energy Corp., 9.5%, 2/15/15          $ 122,500
     500,000        Harvest Operations Corp., 7.875%, 10/15/11        375,000
     970,000  (m)   Hilcorp Energy I L.P./Hilcorp Finance Co., 9.0%,  790,550
 NOK 4,000,000      Norwegian Energy Co. AS, 11.0%, 7/13/10 (144A)    422,493
 NOK 2,000,000      PA Resources AB, 8.75%, 3/10/10                   231,503
     580,000        Parallel Petroleum Corp., 10.25%, 8/1/14          371,200
     225,000        PetroQuest Energy, Inc., 10.375%, 5/15/12         173,250
     240,000        Quicksilver Resources, Inc., 7.125%, 4/1/16       165,600
     250,000  (a)   SandRidge Energy, Inc., 5.06%, 4/1/14             163,227
     335,000        SandRidge Energy, Inc., 8.0%, 6/1/18 (144A)       264,650
     670,000  (b)   SandRidge Energy, Inc., 8.625%, 4/1/15            445,550
                                                                    $3,525,523
                    Oil & Gas Refining & Marketing - 0.2%
     755,000  (m)   Aventine Renewable Energy Holdings, Inc., 10.0%,$ 173,650
     460,000  (c)   VeraSun Energy Corp., 9.375%, 6/1/17               46,000
     50,000   (c)   VeraSun Energy Corp., 9.875%, 12/15/12             29,250
                                                                    $ 248,900
                    Coal & Consumable Fuels - 0.4%
     505,000        Massey Energy Co., 6.875%, 12/15/13             $ 441,875
                    Total Energy                                    $5,957,522

                    Materials - 6.3%
                    Commodity Chemicals - 0.2%
     195,000  (c)   ARCO Chemical Co., 9.8%, 2/1/20                 $  48,750
     1,750,000(m)   Georgia Gulf Corp., 10.75%, 10/15/16               52,500
     650,000  (d)   Montell Finance Co. BV, 8.1%, 3/15/27 (144A)      104,000
                                                                    $ 205,250
                    Diversified Chemicals - 0.1%
EURO 1,275,000      Ineos Group Holdings Plc, 7.875%, 2/15/16 (144A)$  89,865

                    Specialty Chemicals - 0.1%
EURO 200,000        Kronos International, Inc., 6.5%, 4/15/13       $  56,386

                    Construction Materials - 0.6%
     500,000        AGY Holding Corp., 11.0%, 11/15/14              $ 267,500
     300,000  (a)(e)C8 Capital SPV, Ltd., 6.64% (144A)                125,964
     500,000        U.S. Concrete, Inc., 8.375%, 4/1/14               275,000
                                                                    $ 668,464
                    Metal & Glass Containers - 1.1%
     1,145,000      AEP Industries, Inc., 7.875%, 3/15/13           $ 658,375
EURO 625,000        Impress Holdings BV, 9.25%, 9/15/14 (144A)        512,597
     165,000  (d)   Vitro, S.A.B. de CV, 9.125%, 2/1/17                39,600
                                                                    $1,210,572
                    Paper Packaging - 1.0%
     700,000        Graham Packaging Co., Inc., 9.875%, 10/15/14    $ 444,500
     500,000        Graphic Packaging International, Inc., 9.5%, 8/15 380,000
     750,000        U.S. Corrugated, Inc., 10.0%, 6/1/13              337,500
                                                                    $1,162,000
                    Aluminum - 0.8%
     600,000        Asia Aluminum Holdings, Ltd., 8.0%, 12/23/11 (14$ 180,000
     300,000        CII Carbon LLC, 11.125%, 11/15/15 (144A)          207,000
     1,200,000(a)(b)Noranda Aluminum Acquisition Corp., 6.595%, 5/15/ 456,000
                                                                    $ 843,000
                    Diversified Metals & Mining - 0.7%
     320,000        Blaze Recycling & Metals LLC, 10.875%, 7/15/12 ($ 217,600
     195,000        FMG Finance Pty., Ltd., 10.625%, 9/1/16 (144A)    126,750
     750,000        Vedanta Resources Plc, 9.5%, 7/18/18 (144A)       427,500
                                                                    $ 771,850
                    Steel - 1.1%
     1,245,000      Algoma Acquisition Corp., 9.875%, 6/15/15 (144A)$ 479,325
     250,000        Evraz Group SA, 9.5%, 4/24/18 (144A)              150,000
     920,000  (m)   Ryerson, Inc., 12.25%, 11/1/15 (144A)             575,000
                                                                    $1,204,325
                    Forest Products - 0.4%
     46,489   (m)   Ainsworth Lumber Co., Ltd., 11.0%, 7/29/15 (144A$  23,711
     500,000        Mandra Forestry Holdings, Ltd., 12.0%, 5/15/13 (1 225,000
     250,000        Sino-Forest Corp., 9.125%, 8/17/11 (144A)         202,500
                                                                    $ 451,211
                    Paper Products - 0.3%
     600,000        Exopack Holding Corp., 11.25%, 2/1/14           $ 348,000
                    Total Materials                                 $7,010,923

                    Capital Goods - 5.6%
                    Aerospace & Defense - 0.5%
     750,000        Aeroflex, Inc., 11.75%, 2/15/15 (144A)          $ 525,000

                    Construction & Engineering - 1.2%
     750,000        Desarrolladora Metropolitana SA de CV, 10.875%, $ 655,313
     350,000        Dycom Industries, Inc., 8.125%, 10/15/15          249,375
     500,000        Esco Corp., 8.625%, 12/15/13 (144A)               390,000
                                                                    $1,294,688
                    Industrial Conglomerates - 0.6%
     620,106  (b)(f)American Achievement Group Holding Corp., 16.75%$ 161,849
     500,000        Cia Latinoamericana de Infraestructura & Servicio 140,000
     500,000  (d)   Indalex Holding Corp., 11.5%, 2/1/14               66,250
     740,000        Park-Ohio Industries, Inc., 8.375%, 11/15/14      327,450
                                                                    $ 695,549
                    Construction & Farm Machinery & Heavy Trucks - 1.8%
     1,150,000(m)   Accuride Corp., 8.5%, 2/1/15                    $ 327,750
     720,000        American Railcar Industries, Inc., 7.5%, 3/1/14   500,400
     770,000        Commercial Vehicle Group, Inc., 8.0%, 7/1/13      346,500
     950,000        Greenbrier Companies, Inc., 8.375%, 5/15/15       513,000
     400,000        Titan International, Inc., 8.0%, 1/15/12          336,000
                                                                    $2,023,650
                    Industrial Machinery - 1.1%
     1,220,000      Industrias Metalurgicas Pescarmona SA, 11.25%, 1$ 549,000
     875,000        Mueller Water Products, Inc., 7.375%, 6/1/17      678,125
                                                                    $1,227,125
                    Trading Companies & Distributors - 0.4%
     500,000        Intcomex, Inc., 11.75%, 1/15/11                 $ 195,000
     300,000        Wesco Distribution, Inc., 7.5%, 10/15/17          210,000
                                                                    $ 405,000
                    Total Capital Goods                             $6,171,012

                    Commercial & Professional Services - 0.5%
                    Commercial Printing - 0.1%
     250,000        Sheridan Group, Inc., 10.25%, 8/15/11           $ 160,000

                    Diversified Commercial & Professional Services - 0.2%
     400      (g)   MSX International UK, 12.5%, 4/1/12 (144A)      $ 160,000
     125,000        United Rentals North America, Inc., 6.5%, 2/15/12 102,500
                                                                    $ 262,500

                    Environmental & Facilities Services - 0.2%
     700,000  (d)(m)Aleris International, Inc., 10.0%, 12/15/16     $ 113,750
EURO 107,128        New Reclamation Group Pty., Ltd., 8.125%, 2/1/13   57,659
                                                                    $ 171,409
                    Total Commercial & Professional Services        $ 593,909

                    Transportation - 0.7%
                    Air Freight & Logistics - 0.5%
     775,000        CEVA Group Plc, 10.0%, 9/1/14 (144A)            $ 573,500

                    Railroads - 0.2%
     240,000        Kansas City Southern de Mexico, 7.625%, 12/1/13 $ 201,600
                    Total Transportation                            $ 775,100

                    Automobiles &  Components - 1.4%
                    Auto Parts & Equipment - 1.2%
     980,000  (m)   Allison Transmission, Inc., 11.0%, 11/1/15 (144A$ 543,900
     1,140,000      Lear Corp., 8.75%, 12/1/16                        216,600
     500,000  (f)   Stanadyne Corp., 0.0%, 2/15/15                    240,000
     160,000        Stanadyne Corp., 10.0%, 8/15/14                   108,800
     700,000        Tenneco, Inc., 8.625%, 11/15/14                   213,500
                                                                    $1,322,800
                    Tires & Rubber - 0.2%
     985,000        Cooper-Standard Automotive, Inc., 8.375%, 12/15/$ 177,300
                    Total Automobiles & Components                  $1,500,100

                    Consumer Durables & Apparel - 0.9%
                    Homebuilding - 0.4%
     695,000        Meritage Homes Corp., 6.25%, 3/15/15            $ 427,425

                    Housewares & Specialties - 0.2%
     500,000  (m)   Yankee Acquisition Corp., 9.75%, 2/15/17        $ 205,000

                    Textiles - 0.3%
     500,000        Invista, 9.25%, 5/1/12 (144A)                   $ 355,000
                    Total Consumer Durables & Apparel               $ 987,425

                    Consumer Services - 3.0%
                    Casinos & Gaming - 2.0%
     500,000        Buffalo Thunder Development Authority, 9.375%, 1$  45,000
EURO 1,155,000      Codere Finance Luxembourg SA, 8.25%, 6/15/15 (144 703,059
     550,000        Fontainebleau Las Vegas Holdings LLC, 10.25%, 6/1  60,500
     95,000         Galaxy Entertainment Finance Co., Ltd., 9.875%, 1  49,400
     275,000        Little Traverse Bay Bands of Odawa Indians, 10.25 143,000
     1,615,000      Mashantucket Western Pequot Tribe, 8.5%, 11/15/15 557,175
EURO 50,000         Peermont Global, Ltd., 7.75%, 4/30/14 (144A)       34,600
     750,000  (c)   Station Casinos, Inc., 6.625%, 3/15/18             22,500
     750,000  (d)(m)Trump Entertainment Resorts, Inc., 8.5%, 6/1/15   110,625
EURO 405,000        Unibet Group Plc, 9.7%, 12/21/10                  513,814
                                                                    $2,239,673
                    Hotels, Resorts & Casinos - 0.7%
     1,110,000      Pegasus Solutions, Inc., 10.5%, 4/15/15 (144A)  $ 782,550

                    Leisure Facilities - 0.3%
     395,000        FireKeepers Development Authority, 13.875%, 5/1/$ 264,650
                    Total Consumer Services                         $3,286,873

                    Media - 1.6%
                    Broadcasting - 1.3%
     40,000   (d)   CCH I LLC, 11.0%, 10/1/15                       $  7,000
     250,000  (d)(m)CCH II LLC, 10.25%, 9/15/10                       147,500
     500,000        Intelsat Subsidiary Holding Co., Ltd., 8.5%, 1/15 468,750
     400,000        Kabel Deutschland GmbH, 10.625%, 7/1/14           386,000
     430,000        Telesat Canada, 12.5%, 11/1/17 (144A)             288,100
     1,245,000(b)(m)Univision Communications, Inc., 9.75%, 3/15/15 (1 192,975
                                                                    $1,490,325
                    Publishing - 0.3%
     600,000        TL Acquisitions, Inc., 10.5%, 1/15/15 (144A)    $ 300,000
                    Total Media                                     $1,790,325

                    Retailing - 2.2%
                    Internet Retail - 0.3%
     465,000        Ticketmaster, 10.75%, 8/1/16 (144A)             $ 279,000

                    Apparel Retail - 0.0%
EURO 74,000   (a)   Edcon Holdings Pty., Ltd., 8.829%, 6/15/15 (144A$  22,759

                    Specialty Stores - 0.9%
     500,000        KAR Holdings, Inc., 10.0%, 5/1/15               $ 180,000
     950,000        Sally Holdings LLC, 10.5%, 11/15/16               783,750
                                                                    $ 963,750
                    Total Retailing                                 $1,265,509

                    Food & Staples Retailing - 0.1%
                    Drug Retail - 0.1%
     275,000        Duane Reade, Inc., 9.75%, 8/1/11                $ 148,500
                    Total Food & Staples Retailing                  $ 148,500

                    Food, Beverage & Tobacco - 3.1%
                    Distillers & Vintners - 0.1%
EURO 330,000  (c)(h)Belvedere SA, 8.106%, 5/15/13 (144A)            $ 101,494

                    Agricultural Products - 0.3%
     350,000        American Rock Salt Co. LLC, 9.5%, 3/15/14       $ 346,500

                    Packaged Foods & Meats - 1.6%
     490,000  (c)   Arantes International, Ltd., 10.25%, 6/19/13 (14$  24,500
     400,000        Bertin Ltda, 10.25%, 10/5/16 (144A)               208,000
     400,000  (d)   Independencia International, Ltd., 9.875%, 5/15/1 252,000
     700,000        Marfrig Overseas, Ltd., 9.625%, 11/16/16 (144A)   488,250
     1,175,000(m)   Minerva Overseas, Ltd., 9.5%, 2/1/17 (144A)       681,500
     275,000  (f)   SA Fabrica de Produtos Alimenticios Vigor, 9.25%, 169,469
                                                                    $1,823,719
                    Tobacco - 1.1%
     1,360,000      Alliance One International, Inc., 8.5%, 5/15/12 $1,074,400
     125,000        Alliance One International, Inc., 11.0%, 5/15/12  108,750
                                                                    $1,183,150
                    Total Food, Beverage & Tobacco                  $3,454,863

                    Household & Personal Products - 0.1%
                    Household  Products - 0.1%
     205,000  (m)   Central Garden and Pet Co., 9.125%, 2/1/13      $ 143,500
                    Total Household & Personal Products             $ 143,500

                    Health Care Equipment & Services - 4.6%
                    Health Care Equipment & Services - 0.5%
     750,000        Accellent, Inc., 10.5%, 12/1/13                 $ 532,500

                    Health Care Supplies - 1.0%
     1,265,000(b)   Biomet, Inc., 10.375%, 10/15/17                 $1,132,175

                    Health Care Services - 2.7%
     1,385,000      DASA Finance Corp., 8.75%, 5/29/18 (144A)       $1,121,850
     320,000        Hanger Orthopedic Group, Inc., 10.25%, 6/1/14     312,000
     500,000        Rural/Metro Corp., 9.875%, 3/15/15                415,000
     725,000  (b)   Surgical Care Affiliates, Inc., 8.875%, 7/15/15 ( 471,250
     1,170,000      Surgical Care Affiliates, Inc., 10.0%, 7/15/17 (1 666,900
                                                                    $2,987,000
                    Health Care Facilities - 0.1%
     120,000        Fresenius US Finance II, Inc., 9.0%, 7/15/15 (14$ 120,600

                    Managed Health Care - 0.3%
     500,000        Multiplan, Inc., 10.375%, 4/15/16 (144A)        $ 385,000
                    Total Health Care Equipment & Services          $5,157,275

                    Pharmaceuticals & Biotechnology & Life Sciences - 0.4%
                    Pharmaceuticals - 0.4%
     260,000        Angiotech Pharmaceuticals, Inc., 7.75%, 4/1/14  $  65,000
     250,000        Phibro Animal Health Corp., 10.0%, 8/1/13 (144A)  200,000
     200,000        Phibro Animal Health Corp., 13.0%, 8/1/14 (144A)  156,000
                    Total Pharmaceuticals & Biotechnology & Life Sci$ 421,000

                    Banks - 1.9%
                    Diversified Banks - 1.7%
     750,000  (a)(e)ALB Finance BV, 9.375%                          $ 112,500
     250,000        ATF Capital BV, 9.25%, 2/21/14 (144A)             162,500
     500,000  (a)   Banco Macro SA, 9.75%, 12/18/36                   170,000
     700,000        Banco Macro SA, 10.75%, 6/7/12                    210,000
     200,000        JSC TemirBank, 9.5%, 5/21/14 (144A)                70,000
     300,000        Petrocommerce Finance SA, 8.75%, 12/17/09         288,000
     550,000        Russian Standard Finance SA, 7.5%, 10/7/10 (144A) 253,000
     500,000  (m)   TuranAlem Finance BV, 8.5%, 2/10/15 (144A)        195,000
EURO 445,000        URSA Bank, 7.0%, 5/21/10                          471,696
                                                                    $1,932,696
                    Regional Banks - 0.2%
     250,000  (a)(e)Wells Fargo Capital XV, 9.75%                   $ 235,000
                    Total Banks                                     $2,167,696

                    Diversified Financials - 0.7%
                    Other Diversified Financial Services - 0.2%
     500,000  (a)(e)Citigroup, Inc., 8.4%                           $ 182,615

                    Multi-Sector Holdings - 0.0%
EURO 50,000         Zlomrex International Finance SA, 8.5%, 2/1/14 ($  14,097

                    Specialized Finance - 0.5%
     750,000        ACE Cash Express, Inc., 10.25%, 10/1/14 (144A)  $ 142,500
     425,000  (a)   NCO Group, Inc., 7.024%, 11/15/13                 148,750
     900,000        NCO Group, Inc., 11.875%, 11/15/14                315,000
                                                                    $ 606,250
                    Total Diversified Financials                    $ 802,962

                    Insurance - 31.5%
                    Insurance Brokers - 1.1%
     250,000        Alliant Holdings I, Inc., 11.0%, 5/1/15 (144A)  $ 163,750
     1,050,000      HUB International Holdings, Inc., 10.25%, 6/15/15 567,000
     500,000  (a)   USI Holdings Corp., 6.024%, 11/15/14 (144A)       237,500
     500,000        USI Holdings Corp., 9.75%, 5/15/15 (144A)         230,000
                                                                    $1,198,250
                    Multi-Line Insurance - 1.0%
     1,000,000(a)   Liberty Mutual Group, Inc., 7.0%, 3/15/37 (144A)$ 465,463
     1,000,000(a)   Liberty Mutual Group, Inc., 10.75%, 6/15/58 (144A 600,000
     65,000         Sul America Participacoes SA, 8.625%, 2/15/12 (14  62,400
                                                                    $1,127,863
                    Property & Casualty Insurance - 2.0%
     625,000  (a)(m)AMBAC Financial Group, Inc., 6.15%, 2/15/37     $  56,124
     2,000,000(a)   Blue Fin, Ltd., 5.811%, 4/10/12 (144A)           1,716,600
     820,000  (a)(m)MBIA Insurance Corp., 14.0%, 1/15/33 (144A)       475,600
                                                                    $2,248,324
                    Reinsurance - 27.4%
     1,750,000(a)   Australis, Ltd., 6.843%, 3/24/09 (144A)         $1,734,600
     1,250,000(a)   Australis, Ltd., 7.193%, 2/3/09 (144A)           1,250,000
     1,500,000(a)   AKIBARE, 5.103%, 5/22/12 (144A)                  1,423,950
     1,000,000(a)   AKIBARE, 5.303%, 5/22/12 (144A)                   948,600
EURO 1,500,000(a)   Atlas Reinsurance Plc, 13.178%, 1/10/11 (144A)   1,826,127
     1,000,000(a)   Caelus Re, Ltd., 8.453%, 6/7/11 (144A)            944,600
     1,000,000(a)   Calabash Re II, Ltd., 10.396%, 1/8/10 (144A)      970,000
     1,500,000(a)   Calabash Re II, Ltd., 11.596%, 1/8/10 (144A)     1,480,500
     2,000,000(a)   Calabash Re, Ltd., 10.653%, 6/1/09 (144A)        1,992,400
     1,000,000(a)   Carillon, Ltd., 17.246%, 1/10/11 (144A)           934,900
     1,500,000(a)   East Lane Re, Ltd., 10.193%, 5/6/11 (144A)       1,444,500
     1,750,000(a)   Fhu-Jin, Ltd., 7.093%, 8/10/11 (144A)            1,664,425
     1,000,000(a)   GlobeCat, Ltd., 7.435%, 1/2/13 (144A)             929,500
     350,000  (a)   GlobeCat, Ltd., 10.685%, 1/2/13 (144A)            328,965
EURO 1,500,000(a)   Green Valley, Ltd., 6.329%, 1/10/11 (144A)       1,853,807
     2,000,000(a)   Muteki, Ltd., 6.549%, 5/24/11 (144A)             1,880,400
     1,000,000(a)   Nelson Re, Ltd., 6.649%, 6/6/11 (144A)            961,800
     1,000,000(a)   Newton Re, Ltd., 6.116%, 12/24/10 (144A)          985,700
     1,000,000(a)   Newton Re, Ltd., 8.416%, 12/24/10 (144A)          948,800
     1,500,000(a)   Residential Reinsurance 2006, Ltd., 12.203%,6/5/ 1,491,450
     2,000,000(a)   Residential Reinsurance 2008, Ltd., 13.703%,6/6/ 1,898,000
     440,000  (a)   Successor II, Ltd., 18.943%, 4/6/10 (144A)        419,232
     2,000,000(a)   Successor II, Ltd., 27.193%, 4/6/10 (144A)       1,876,800
     500,000  (a)(d)Willow Re, Ltd., 8.545%, 6/16/10 (144A)           260,000
                                                                    $30,449,056
                    Total Insurance                                 $35,023,493

                    Real Estate - 0.4%
                    Real Estate Operating Companies - 0.2%
     100,000  (a)   Alto Palermo SA, 11.0%, 6/11/12 (144A)          $  40,000
     410,000  (m)   IRSA Inversiones y Representaciones SA, 8.5%, 2/2 172,200
                                                                    $ 212,200
                    Real Estate Development - 0.2%
     105,000        China Properties Group, Ltd., 9.125%, 5/4/14 (14$  48,300
     955,000        Neo-China Group Holdings, Ltd., 9.75%, 7/23/14 (1 143,250
                                                                    $ 191,550
                    Total Real Estate                               $ 403,750

                    Software & Services - 1.8%
                    IT Consulting & Other Services - 0.2%
     405,000        Activant Solutions, Inc., 9.5%, 5/1/16          $ 210,600

                    Data Processing & Outsourced Services - 0.7%
     1,465,000(m)   First Data Corp., 9.875%, 9/24/15               $ 820,400

                    Application Software - 0.9%
     500,000        Open Solutions, Inc., 9.75%, 2/1/15 (144A)      $  70,000
     1,390,000      Vangent, Inc., 9.625%, 2/15/15                    875,700
                                                                    $ 945,700
                    Total Software & Services                       $1,976,700

                    Technology Hardware & Equipment - 0.2%
                    Electronic Manufacturing Services - 0.0%
     70,000         Sanmina-SCI Corp., 6.75%, 3/1/13                $  34,300

                    Technology Distributors - 0.2%
     250,000        Da-Lite Screen Co., Inc., 9.5%, 5/15/11         $ 222,500
                    Total Technology Hardware & Equipment           $ 256,800

                    Semiconductors & Semiconductor Equipment - 0.4%
                    Semiconductor Equipment - 0.4%
     1,750,000      Freescale Semiconductor, Inc., 8.875%, 12/15/14 $ 385,000
     650,000  (b)   Freescale Semiconductor, Inc., 9.125%, 12/15/14    86,125
                    Total Semiconductors & Semiconductor Equipment  $ 471,125

                    Telecommunication Services - 5.7%
                    Integrated Telecommunication Services - 3.5%
     910,000        Broadview Networks Holdings, Inc., 11.375%, 9/1/$ 404,950
     400,000        Digicel, Ltd., 9.25%, 9/1/12 (144A)               352,000
     1,200,000      GC Impsat Holdings I Plc, 9.875%, 2/15/17 (144A)  780,000
     1,250,000      GCI, Inc., 7.25%, 2/15/14                        1,090,625
     1,010,000(m)   PAETEC Holding Corp., 9.5%, 7/15/15               656,500
     142,000        Tele Norte Leste Participacoes SA, 8.0%, 12/18/13 140,907
     500,000        Windstream Corp., 8.625%, 8/1/16                  492,500
                                                                    $3,917,482
                    Wireless Telecommunication Services - 2.2%
     380,000        Cell C Property, Ltd., 11.0%, 7/1/15 (144A)     $ 302,100
     500,000        Cricket Communications, Inc., 9.375%, 11/1/14     455,000
EURO 500,000  (a)   Hellas Telecommunications Luxembourg II, 8.612%,  108,927
     840,000        Hughes Network Systems LLC, 9.5%, 4/15/14         697,200
     540,000        OJSC Vimpel Communications, 9.125%, 4/30/18 (144A 340,200
     1,330,000      True Move Co., Ltd., 10.375%, 8/1/14 (144A)       492,100
                                                                    $2,395,527
                    Total Telecommunication Services                $6,313,009

                    Utilities - 3.1%
                    Electric Utilities - 1.6%
     750,000        Cia de Transporte de Energia Electrica de Alta T$ 285,000
     250,000        Mirant JPSCo. Finance, Ltd., 11.0%, 7/6/16 (144A) 175,000
     930,000  (e)   Rede Empresas de Energia Eletrica SA, 11.125% (14 441,750
     1,200,000(f)   Texas Competitive Electric Holdings Co. LLC, 10.2 888,000
                                                                    $1,789,750
                    Gas Utilities - 0.9%
     490,000        Inergy, L.P., 8.25%, 3/1/16                     $ 443,450
     1,185,000      Transportadora de Gas del Sur SA, 7.875%, 5/14/17 592,500
                                                                    $1,035,950
                    Multi-Utilities - 0.2%
     225,000        PNM Resources, Inc., 9.25%, 5/15/15             $ 202,500

                    Independent Power Producers & Energy Traders - 0.4%
     500,000        Intergen NV, 9.0%, 6/30/17 (144A)               $ 465,000
                    Total Utilities                                 $3,493,200
                    TOTAL CORPORATE BONDS & NOTES
                    (Cost $140,201,108)                             $89,572,571

                    CONVERTIBLE BONDS & NOTES - 2.4% of Net Assets Transportation - 0.4%
                    Marine - 0.4%
     990,000        Horizon Lines, Inc., 4.25%, 8/15/12             $ 475,200
                    Total Transportation                            $ 475,200

                    Health Care Equipment & Services - 1.3%
                    Health Care Services - 1.0%
     1,550,000      Omnicare, Inc., 3.25%, 12/15/35                 $1,061,750

                    Health Care Facilities - 0.3%
     120,000        LifePoint Hospitals, Inc., 3.25%, 8/15/25       $  88,650
     405,000        LifePoint Hospitals, Inc., 3.5%, 5/15/14          286,538
                                                                    $ 375,188
                    Total Health Care Equipment & Services          $1,436,938

                    Technology Hardware & Equipment - 0.1%
                    Communications Equipment - 0.1%
     850,000  (c)(m)Nortel Networks Corp., 2.125%, 4/15/14          $ 140,250
                    Total Technology Hardware & Equipment           $ 140,250

                    Telecommunication Services - 0.6%
                    Wireless Telecommunication Services - 0.6%
     900,000        NII Holdings, Inc., 3.125%, 6/15/12             $ 599,625
                    Total Telecommunication Services                $ 599,625
                    TOTAL CONVERTIBLE BONDS & NOTES
                    (Cost $3,644,917)                               $2,652,013

                    FLOATING RATE LOAN INTERESTS - 40.3% of Net Assets(i)
                    Energy - 0.4%
                    Integrated Oil & Gas - 0.2%
     339,150        Hudson Products Holdings, Inc., Term Loan, 8.0%,$ 252,667

                    Oil & Gas Exploration & Production - 0.2%
     400,000        Venoco, Inc., Second Lien Term Loan, 6.813%, 5/7$ 189,000
                    Total Energy                                    $ 441,667

                    Materials - 4.8%
                    Diversified Chemicals - 0.6%
     1,000,000      Huntsman International LLC, New Dollar Term Loan$ 710,469

                    Paper Packaging - 0.8%
     593,955        Graham Packaging Co., L.P., New Term Loan, 2.75%$ 479,453
     492,613        Graphic Packaging International, Inc., Incrementa 424,109
                                                                    $ 903,562
                    Steel - 1.4%
     1,304,310      Essar Steel Algoma, Inc., Term Loan, 4.42%, 6/20$ 838,019
     1,303,463      Niagara Corp., Term Loan, 5.461%, 6/30/14         684,318
                                                                    $1,522,337
                    Forest Products - 1.0%
     1,500,000      Ainsworth Lumber Co., Ltd., Term Loan, 5.438%, 6$1,080,000

                    Paper Products - 1.0%
     1,321,668      Georgia-Pacific LLC, Term Loan B, 2.081% - 4.446$1,144,069
                    Total Materials                                 $5,360,437

                    Capital Goods - 1.9%
                    Aerospace & Defense - 1.3%
     738,482        Aeroflex, Inc., Tranche B-2 Term Loan, 6.563%, 8$ 457,859
     500,231        DAE Aviation Holdings, Inc., Tranche B-1 Term Loa 237,610
     496,193        Spirit Aerosystems, Inc., Term Loan B-1, 2.91%, 9 442,852
     493,126        Standard Aero, Ltd., Tranche B-2 Term Loan, 7.17% 308,204
                                                                    $1,446,525
                    Construction & Farm Machinery & Heavy Trucks - 0.6%
     1,000,000      Accuride Corp., Term Loan, 6.0% - 6.688%, 1/31/1$ 714,286
                    Total Capital Goods                             $2,160,811

                    Commercial  & Professional Services - 1.7%
                    Diversified Commercial & Professional Services - 1.0%
     738,750        Asset Acceptance Capital Corp., Tranche B Term L$ 498,656
     1,000,000      Rental Service Corp., Second Lien Initial Term Lo 630,000
                                                                    $1,128,656
                    Environmental & Facilities Services - 0.7%
     1,231,250      Synagro Technologies, Inc., First Lien Term Loan$ 794,156
                    Total Commercial  & Professional Services       $1,922,812

                    Transportation - 0.9%
                    Air Freight & Logistics - 0.9%
     439,482        Ceva Group Plc, Pre-Funded LC Loan, 2.701%, 11/4$ 254,167
     1,320,052      Ceva Group Plc, U.S. Term Loan, 5.046%, 11/4/13   763,430
                    Total Transportation                            $1,017,597

                    Automobiles & Components - 0.7%
                    Tires & Rubber - 0.7%
     1,000,000      Goodyear Tire & Rubber Co., Second Lien Term Loa$ 740,000
                    Total Automobiles & Components                  $ 740,000

                    Consumer Durables & Apparel - 0.9%
                    Homebuilding - 0.0%
     2,000,000(c)   LandSource Communities Development LLC, Second L$  62,142

                    Housewares & Specialties - 0.5%
     925,583        Yankee Candle Company, Inc., Term Loan, 2.41% - $ 509,071

                    Apparel, Accessories & Luxury Goods - 0.4%
     441,192        Hanesbrands, Inc., Term Loan B, 4.545% - 4.551%,$ 399,279
                    Total Consumer Durables & Apparel               $ 970,492

                    Consumer Services - 1.0%
                    Casinos & Gaming - 1.0%
     1,000,000      Fontainebleau Las Vegas LLC, Initial Term Loan, $ 275,000
     220,458        Gateway Casinos & Entertainment, First Lien Delay 101,686
     1,091,269      Gateway Casinos & Entertainment, First Lien Term  503,348
     1,000,000      Gateway Casinos & Entertainment, Second Lien Term 266,667
                    Total Consumer Services                         $1,146,701

                    Media - 2.2%
                    Broadcasting - 1.1%
     1,000,000      Insight Midwest Holdings LLC, Term Loan B, 2.45%$ 875,000
     675,000        Univision Communications, Inc., Initial Term Loan 358,956
                                                                    $1,233,956
                    Cable & Satellite - 0.1%
     158,517        Knology, Inc., Term Loan, 6.4%, 6/30/12         $ 107,791

                    Movies & Entertainment - 0.5%
     941,000        Lodgenet Entertainment Corp., Closing Date Term $ 494,025

                    Publishing - 0.5%
     923,995        RH Donnelley, Inc., Tranche D-1 Term Loan, 6.75%$ 592,127
                    Total Media                                     $2,427,899

                    Food, Beverage & Tobacco - 0.6%
                    Packaged Foods & Meats - 0.6%
     742,443        Dean Foods Co., Tranche B Term Loan, 1.91% - 2.9$ 671,498
                    Total Food, Beverage & Tobacco                  $ 671,498

                    Household & Personal Products - 0.5%
                    Personal Products - 0.5%
     791,940        Brickman Group Holdings, Inc., Tranche B Term Lo$ 543,469
                    Total Household & Personal Products             $ 543,469

                    Health Care Equipment & Services - 6.0%
                    Health Care Equipment & Services - 1.4%
     1,723,618      Talecris Biotherapeutics Holdings Corp., First L$1,557,720

                    Health Care Supplies - 1.1%
     54,000         Bausch & Lomb, Inc., Delayed Draw Term Loan, 6.0$  45,379
     356,399        Bausch & Lomb, Inc., Parent Term Loan, 4.709%, 4/ 299,503
     492,500        IM US Holdings LLC, First Lien Term Loan, 2.436%  424,781
     600,000        IM US Holdings LLC, Second Lien Term Loan, 4.686% 418,500
                                                                    $1,188,163
                    Health Care Services - 2.1%
     1,362,123      Catalent Pharma Solutions, Inc., Dollar Term Loa$ 866,083
     713,997        Hanger Orthopedic Group, Inc., Tranche B Term Loa 635,457
     990,657        HealthSouth Corp., Term Loan, 2.84% - 4.7%, 3/11/ 870,953
                                                                    $2,372,493
                    Health Care Facilities - 1.4%
     46,404         Community Health Systems, Inc., Delayed Draw Ter$  39,461
     907,327        Community Health Systems, Inc., Term Loan, 4.439% 771,568
     162,256        Sun Healthcare Group, Inc., Synthetic LC Loan, 2. 133,861
     790,414        Sun Healthcare Group, Inc., Term Loan, 3.159% - 5 652,091
                                                                    $1,596,981
                    Total Health Care Equipment & Services          $6,715,357

                    Pharmaceuticals & Biotechnology & Life Sciences - 0.8%
                    Pharmaceuticals - 0.6%
     735,000        Mylan, Inc., U.S. Tranche B Term Loan, 3.75% - 6$ 674,363

                    Life Sciences Tools & Services - 0.2%
     249,375 Life Technologies Corp., Facility Term Loan B, 5$ 245,323 Total Pharmaceuticals & Biotechnology & Life Sci$ 919,686

                    Diversified Financials - 3.7%
                    Other Diversified Financial Services - 1.4%
     992,500        Metavante Corp., Term Loan, 4.943%, 11/1/14     $ 836,181
     798,000        SRAM LLC., Term Loan, 8.75%, 9/30/14              710,220
                                                                    $1,546,401
                    Specialized Finance - 1.0%
     843,453        Ace Cash Express, Inc., Term Loan, 6.77%, 10/5/1$ 417,509
     974,688        Collect Acquisition Corp., Term Loan B, 5.72% - 6 706,649
                                                                    $1,124,158
                    Consumer Finance - 0.8%
     993,233        Dollar Financial Corp., Canadian Borrower Term L$ 496,617
     730,318        Dollar Financial Corp., Delayed Draw Term Loan, 4 365,159
                                                                    $ 861,776
                    Investment Banking & Brokerage - 0.5%
     693,000        MSCI, Inc., Term Loan B, 4.696%, 11/20/14       $ 632,362
                    Total Diversified Financials                    $4,164,697

                    Insurance - 3.2%
                    Insurance Brokers - 2.5%
     1,481,250      Alliant Holdings I, Inc., Term Loan, 4.459%, 8/2$1,170,187
     108,611        HUB International, Ltd., Delay Draw Term Loan, 3.  80,643
     483,214        HUB International, Ltd., Initial Term Loan, 3.959 358,786
     1,970,000      USI  Holdings Corp., Tranche B Term Loan, 4.21%, 1,142,600
                                                                    $2,752,216
                    Multi-Line Insurance - 0.7%
     789,485        AmWins Group, Inc., Initial Term Loan, 2.84% - 4. 461,849
     1,000,000      AmWins Group, Inc., Second Lien Initial Term Loan 325,000
                                                                    $ 786,849
                    Total Insurance                                 $3,539,065

                    Software & Services - 3.0%
                    IT Consulting & Other Services - 1.4%
     1,964,912      SunGard Data Systems, Inc., New U.S.Term Loan,  $1,536,842

                    Application Software - 0.7%
     989,822        Nuance Communications, Inc., Term Loan, 2.41%, 3$ 819,078

                    Systems Software - 0.9%
     1,439,787      Vangent, Inc., Term Loan, 4.16%, 2/14/13        $ 971,857
                    Total Software & Services                       $3,327,777

                    Technology Hardware & Equipment - 1.4%
                    Electronic Equipment & Instruments - 1.4%
     1,410,294      H3C Holdings, Ltd., Tranche B Term Loan, 6.701%,$1,158,580
     490,061        Scitor Corp., Term Loan, 4.66%, 9/26/14           433,704
                    Total Technology Hardware & Equipment           $1,592,284

                    Semiconductors & Semiconductor Equipment - 0.5% Semiconductor Equipment - 0.5%
     984,925 Freescale Semiconductor, Inc., Term Loan, 3.931%$ 509,698 Total Semiconductors & Semiconductor Equipment $ 509,698

                    Telecommunication Services - 3.7%
                    Alternative Carriers - 0.7%
     1,206,576      PAETEC Holding Corp., Replacement Term Loan, 2.9$ 774,220

                    Integrated Telecommunication Services - 0.4%
     438,230        Telesat Canada, U.S. Term I Loan, 3.47% - 6.42%,$ 354,653
     37,640         Telesat Canada, U.S. Term II Loan, 4.46%, 10/31/1  30,461
                                                                    $ 385,114
                    Wireless Telecommunication Services - 2.6%
     984,848        Cricket  Communications, Inc., Term Loan B, 6.5%$ 904,522
     1,723,552      MetroPCS Wireless, Inc., New Tranche B Term Loan$1,508,611
     593,434        Stratos Global Corp., Facility Term Loan B, 3.3%  510,354
                                                                    $2,923,487
                    Total Telecommunication Services                $4,082,821

                    Utilities - 2.3%
                    Multi-Utilities - 0.8%
     1,158,000      Goodman Global, Inc., Term Loan, 7.708%, 2/13/14$ 953,541

                    Independent Power Producers & Energy Traders - 1.5%
     1,965,150      Calpine Corp., First Priority Term Loan, 4.335%,$1,518,283
     184,378        Mach Gen LLC, First Lien Synthetic LC Loan, 1.218 137,362
                                                                    $1,655,645
                    Total Utilities                                 $2,609,186
                    TOTAL FLOATING RATE LOAN INTERESTS
                    (Cost $64,284,052)                              $44,863,954

     Shares         COMMON STOCK - 0.0% of Net Assets
                    Materials - 0.0%
                    Forest Products - 0.0%
     13,963   (j)   Ainsworth Lumber Co., Ltd.                      $  9,573
                    TOTAL COMMON STOCK
                    (Cost $97,187)                                  $  9,573

                    CONVERTIBLE PREFERRED STOCK - 0.3% of Net Assets Diversified Financials - 0.3%
                    Other Diversified Financial Services - 0.3%
     595            Bank of America Corp.                           $ 300,178
                    TOTAL CONVERTIBLE PREFERRED STOCK
                    (Cost $490,737)                                 $ 300,178

                    WARRANTS - 0.0% of Net Assets
                    Real Estate - 0.0%
                    Real Estate Development - 0.0%
     750,000  (j)   Neo-China Group Holdings, Ltd., Expires 7/22/12 $  24,179
                    TOTAL WARRANTS
                    (Cost $17,012)                                  $  24,179


     Principal
     Amount
     USD ($)                                                            Value
                    TEMPORARY CASH INVESTMENTS - 4.9% of Net Assets
                    Securities Lending Collateral - 4.9%(k)
                    Certificates of Deposit:
     124,705        Abbey National Plc, 2.52%, 8/13/09              $ 124,705
     124,693        Bank of Nova Scotia, 3.21%, 5/5/09                124,693
     199,335        Bank of Scotland NY, 2.92%, 6/5/09                199,335
     224,470        Barclays Bank, 1.2%, 5/27/09                      224,470
     249,411        CBA, 1.31%, 7/16/09                               249,411
     224,470        DNB NOR Bank ASA NY, 2.41%, 6/5/09                224,470
     228,460        Intesa SanPaolo S.p.A., 1.1%, 5/22/09             228,460
     14,452         NORDEA NY, 0.39%, 4/9/09                           14,452
     187,058        Royal Bank of Canada NY, 2.7%, 8/7/09             187,058
     124,705        Royal Bank of Scotland, 2.45%, 3/5/09             124,705
     24,938         Skandinavian Enskilda Bank NY, 2.17%, 2/13/09      24,938
     249,411        Societe Generale, 2.62%, 9/4/09                   249,411
     224,470        Svenska Bank NY, 1.73%, 7/8/09                    224,470
     249,411        U.S. Bank NA, 2.25%, 8/24/09                      249,411
                                                                    $2,449,989
                    Commercial Paper:
     244,921        American Honda Finance Corp., 1.29%, 7/14/09    $ 244,921
     23,773         BBVA U.S., 2.83%, 3/12/09                          23,773
     124,705        CME Group, Inc., 2.9%, 8/6/09                     124,705
     124,698        General Electric Capital Corp., 1.96%, 3/16/09    124,698
     249,411        HSBC Bank, Inc., 2.5%, 8/14/09                    249,411
     124,705        IBM, 2.39%, 9/25/09                               124,705
     224,470        Met Life Global Funding, 2.47%, 6/12/09           224,470
     249,411        Monumental Global Funding, Ltd., 2.55%, 8/17/09   249,411
     224,470        New York Life Global, 2.31%, 9/4/09               224,470
     211,999        Westpac Banking Corp., 1.01%, 6/1/09              211,999
                                                                    $1,802,563
                    Tri-party Repurchase Agreements:
     238,743        Barclays Capital Markets, 0.26%, 2/2/09         $ 238,743
     249,411        Deutsche Bank, 0.27%, 2/2/09                      249,411
     498,822        Merrill Lynch, 0.28%, 2/2/09                      498,822
                                                                    $ 986,976
                    Money Market Mutual Fund:
     62,353         Columbia Government Reserves Fund               $  62,353
     187,058        JPMorgan, U.S. Government Money Market Fund       187,058
                                                                    $ 249,411
                    TOTAL SECURITIES LENDING COLLATERAL
                    (Cost $5,488,939)                               $5,488,939
                    TOTAL INVESTMENTS IN SECURITIES - 135.5%
                    (Cost $224,835,463) (l)                       $150,772,333
                    OTHER ASSETS AND LIABILITIES - (35.5)%        $(39,529,725)
            NET ASSETS APPLICABLE TO COMMON SHAREOWNERS - 100.0 % $111,242,608

     (144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At January 31, 2009, the value of these securities amounted to $60,852,319 or 54.7% of total net assets applicable to common shareowners.

     (a) Floating rate note. The rate shown is the coupon rate at January 31, 2009.

     (b) Payment-in-Kind (PIK) security which may pay interest in additional principal amount.

     (c)            Security is in default and is non-income producing.

     (d) On January 31, 2009, the security was not in default but defaulted after the period end.

     (e) Security is a perpetual bond and has no definite maturity date.

     (f) Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date.
                    The rate shown is the coupon rate at January 31, 2009.

     (g)            Security is priced as a unit.

     (h)            Indicates a security that has been deemed illiquid.
                    The aggregate cost of illiquid securities is $444,015. The aggregate value $101,494 represents
                    0.1% of total net assets applicable to common shareowners.

     (i) Floating rate loan interests in which the Trust invests generally pay interest at rates that are periodically redetermined by
                    reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one
                    or more major European banks, such as LIBOR (London
InterBank
                    Offered Rate), (ii) the prime rate offered by one or more major
                    United States banks, (iii) the certificate of deposit (iv) other base lending rates used by commercial lenders. The interest rate shown is the coupon rate accruing at January 31, 2009.

     (j)            Non-income producing.

     (k)            Security lending collateral is managed by Credit Suisse.

     (l) At January 31, 2009, the net unrealized loss on investments based on cost for federal income tax purposes of $225,661,198 was as follows:

                  Aggregate gross unrealized gain for all investments in which
                       there is an excess of value over tax cost    $256,768

                  Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value (75,145,633)
                    Net unrealized loss                         $(74,888,865)

                    For financial reporting purposes net unrealized loss was
                   $74,063,130 and cost of investments aggregated $224,835,463.

     (m)          At January 31, 2009, the following securities were out on
loan:
     Principal
     Amount
     USD ($)                          Description                       Value
     1,131,000      Accuride Corp., 8.5%, 2/1/15                      $322,602
      45,944        Ainsworth Lumber Co., Ltd., 11.0%, 7/29/15 (144A)  22,555
     379,000        Aleris International, Inc., 10.0%, 12/15/16        66,325
     970,000        Allison Transmission, Inc., 11.0%, 11/1/15 (144A)  556,429
     450,000        AMBAC Financial Group, Inc., 6.15%, 2/15/37        53,248
     694,000        Aventine Renewable Energy Holdings, Inc., 10.0%,   116,727
     100,000        CCH II LLC, 10.25%, 9/15/10                        62,844
     202,000        Central Garden and Pet Co., 9.125%, 2/1/13         141,451
     1,450,000      First Data Corp., 9.875%, 9/24/15                  859,730
     1,580,000      Freescale Semiconductor, Inc., 10.125%, 12/15/16*  297,386
     1,500,000      Georgia Gulf Corp., 10.75%, 10/15/16               92,031
      52,000        Hilcorp Energy I L.P./Hilcorp Finance Co., 9.0%,   43,147
     210,000        IRSA Inversiones y Representaciones SA, 8.5%, 2/2  91,174
     810,000        MBIA Insurance Corp., 14.0%, 1/15/33 (144A)        474,525
     400,000        Minerva Overseas, Ltd., 9.5%, 2/1/17 (144A)        250,894
     380,000        Nortel Networks Corp., 2.125%, 4/15/14             65,033
     500,000        PAETEC Holding Corp., 9.5%, 7/15/15                326,979
     834,000        Ryerson, Inc., 12.25%, 11/1/15 (144A)              545,992
     576,000        Trump Entertainment Resorts, Inc., 8.5%, 6/1/15    71,384
     450,000        TuranAlem Finance BV, 8.5%, 2/10/15 (144A)         193,562
     500,000        Univision Communications, Inc., 9.75%, 3/15/15 (1  101,052
     247,000        Wells Fargo Capital XV, 9.75%                      241,545
     495,000        Yankee Acquisition Corp., 9.75%, 2/15/17           225,070
                                                                    $5,221,685
                     *Awaiting pending sales, portion not part of portfolio at period end.

                    Glossary of Terms:
                    LC - Letter of Credit

                    Note: Principal amounts are denominated in U.S. dollars unless otherwise denoted.
                    EURO - Euro
                    NOK - Norwegian Krone

                Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

                 Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
                Level 1 - quoted prices in active markets for identical securities
                Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
               Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

             The following is a summary of the inputs used as of January
              31, 2009, in valuing the Fund's assets:

     Valuation Inputs                             Investments Other Financial
                                                   in Securities  Instruments
     Level 1 - Quoted Prices                         $  309,750    106,824
     Level 2 - Other Significant Observable Inputs   150,462,583     0
     Level 3 - Significant Unobservable Inputs       0               0
     Total                                           $150,772,333  106,824

      * Other financial instruments include foreign exchange contracts.


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Diversified High Income Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date March 31, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date March 31, 2009



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date March 31, 2009

* Print the name and title of each signing officer under his or her signature.